Share capital, Restricted Stock Units (FY) (Details) - USD ($)		3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 26, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2024	Jul. 31, 2024	Jul. 31, 2023
Restricted Stock Units [Abstract]
Vesting period			12 months
Restricted Stock Units (RSUs) [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)			1,214,841	1,036,892	1,036,892
Granted (in shares)	305,867		305,867	0	177,949
Outstanding (in shares)		1,483,167	1,483,167		1,214,841	1,036,892
Number of RSUs vested (in shares)		1,009,027			259,988
Share-based payments			$ 431,722	$ 476,709
Restricted Stock Units (RSUs) [Member] | Tranche One [Member]
Restricted Stock Units [Abstract]
Vesting percentage	70.00%
Restricted Stock Units (RSUs) [Member] | Tranche Two [Member]
Restricted Stock Units [Abstract]
Vesting percentage	15.00%
Restricted Stock Units (RSUs) [Member] | November 30, 2021 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		9,176	9,176
Number of RSUs vested (in shares)		9,176
Restricted Stock Units (RSUs) [Member] | December 24, 2021 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		382,335	382,335
Number of RSUs vested (in shares)		267,634
Restricted Stock Units (RSUs) [Member] | March 1, 2022 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		10,094	10,094
Number of RSUs vested (in shares)		10,094
Restricted Stock Units (RSUs) [Member] | March 14, 2022 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		627,029	627,029
Number of RSUs vested (in shares)		452,684
Restricted Stock Units (RSUs) [Member] | July 30, 2024 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)		148,666	148,666
Number of RSUs vested (in shares)		55,332
DevvStream Holdings, Inc. [Member] | Restricted Stock Units (RSUs) [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)			7,943,572	6,780,000	6,780,000	6,780,000
Granted (in shares)					1,163,572	0
Outstanding (in shares)					7,943,572	6,780,000
Number of RSUs vested (in shares)					3,736,000	1,700,000
Share-based payments					$ 597,587	$ 1,036,325
DevvStream Holdings, Inc. [Member] | Restricted Stock Units (RSUs) [Member] | Tranche One [Member]
Restricted Stock Units [Abstract]
Vesting percentage					10.00%
Frequency of vesting period					6 months
Vesting period					36 months
DevvStream Holdings, Inc. [Member] | Restricted Stock Units (RSUs) [Member] | Tranche Two [Member]
Restricted Stock Units [Abstract]
Vesting percentage					15.00%
Frequency of vesting period					6 months
DevvStream Holdings, Inc. [Member] | Restricted Stock Units (RSUs) [Member] | November 30, 2021 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)			60,000	60,000	60,000
Outstanding (in shares)					60,000	60,000
Number of RSUs vested (in shares)					40,000	20,000
DevvStream Holdings, Inc. [Member] | Restricted Stock Units (RSUs) [Member] | December 24, 2021 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)			2,500,000	2,500,000	2,500,000
Outstanding (in shares)					2,500,000	2,500,000
Number of RSUs vested (in shares)					1,375,000	625,000
DevvStream Holdings, Inc. [Member] | Restricted Stock Units (RSUs) [Member] | March 1, 2022 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)			120,000	120,000	120,000
Outstanding (in shares)					120,000	120,000
Number of RSUs vested (in shares)					66,000	30,000
DevvStream Holdings, Inc. [Member] | Restricted Stock Units (RSUs) [Member] | March 14, 2022 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)			4,100,000	4,100,000	4,100,000
Outstanding (in shares)					4,100,000	4,100,000
Number of RSUs vested (in shares)					2,255,000	1,025,000
DevvStream Holdings, Inc. [Member] | Restricted Stock Units (RSUs) [Member] | July 30, 2024 [Member]
Restricted Stock Units [Abstract]
Outstanding (in shares)			1,163,572
Outstanding (in shares)					1,163,572
Number of RSUs vested (in shares)					0
DevvStream Holdings, Inc. [Member] | Restricted Stock Units (RSUs) [Member] | Subordinate Voting Shares [Member]
Restricted Stock Units [Abstract]
Number of shares to be issues upon exchange of units (in shares)					1